UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Equity Income Fund	September 30, 2014

T. Rowe Price Equity Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 89.9%		
CONSUMER DISCRETIONARY 10.2%		
Auto Components 0.6%		
Johnson Controls	4,000,000	176,000
		176,000
Automobiles 1.0%		
Ford Motor	9,750,000	144,202
General Motors	4,660,006	148,841
		293,043
Distributors 0.6%		
Genuine Parts	1,956,000	171,561
		171,561
Hotels, Restaurants & Leisure 0.9%		
Carnival	6,500,000	261,105
		261,105
Household Durables 0.1%		
Whirlpool	200,000	29,130
		29,130
Leisure Products 0.9%		
Mattel	8,855,800	271,430
		271,430
Media 3.5%		
Cablevision Systems, Class A	7,415,400	129,844
Comcast, Class A	2,758,700	148,363
Madison Square Garden (1)	772,707	51,091
New York Times, Class A	6,689,200	75,053
News Corp, Class A (1)	2,600,000	42,510
Pearson (GBP)	4,500,000	90,394
Time Warner	4,502,833	338,658

Walt Disney	1,800,000	160,254
		1,036,167
Multiline Retail 1.8%		
Kohl's	5,500,000	335,665
Macy's	3,723,600	216,639
		552,304
Specialty Retail 0.6%		
Staples	14,250,000	172,425
Tiffany	200,000	19,262
		191,687
Textiles, Apparel & Luxury Goods 0.2%		
Coach	2,000,000	71,220
		71,220
Total Consumer Discretionary		3,053,647
CONSUMER STAPLES 4.6%		
Beverages 0.8%		
PepsiCo	2,495,800	232,334
		232,334
Food Products 2.3%		
Archer-Daniels-Midland	6,333,600	323,647
Campbell Soup	5,432,900	232,148
ConAgra	1,000,000	33,040
McCormick	1,655,300	110,739
		699,574
Household Products 1.0%		
Clorox	2,689,200	258,271
Procter & Gamble	500,000	41,870
		300,141

Personal Products 0.5%		
Avon	10,582,400	133,338
		133,338
Total Consumer Staples		1,365,387
ENERGY 13.3%		
Energy Equipment & Services 1.2%		
Diamond Offshore Drilling	3,750,000	128,512
Schlumberger	2,326,400	236,572
		365,084
Oil, Gas & Consumable Fuels 12.1%		
Anadarko Petroleum	2,080,700	211,066
Apache	6,000,000	563,220
BP, ADR	3,515,700	154,515
Chevron	5,000,000	596,600
ConocoPhillips	1,665,100	127,413
CONSOL Energy	6,000,000	227,160
Exxon Mobil	5,564,200	523,313
Hess	4,000,000	377,280
Murphy Oil	4,912,100	279,548
Royal Dutch Shell, ADR	5,819,200	443,016
Talisman Energy	14,250,000	123,263
		3,626,394
Total Energy		3,991,478
FINANCIALS 18.2%		
Banks 10.8%		
Bank of America	29,200,986	497,877
JPMorgan Chase	12,781,200	769,940
PNC Financial Services	5,000,000	427,900
Regions Financial	10,510,600	105,526

HEALTH CARE 6.4%		
Health Care Providers & Services 0.6%		
Quest Diagnostics	3,000,000	182,040
		182,040
Pharmaceuticals 5.8%		
Bristol-Myers Squibb	6,264,800	320,632
GlaxoSmithKline (GBP)	6,250,000	143,050
Johnson & Johnson	4,633,000	493,831
Merck	6,625,700	392,772
Pfizer	12,737,115	376,637
		1,726,922
Total Health Care		1,908,962
INDUSTRIALS & BUSINESS SERVICES 13.9%		
Aerospace & Defense 3.1%		
Boeing	2,476,900	315,508
Harris	4,089,500	271,543
Honeywell International	3,516,100	327,419
		914,470
Air Freight & Logistics 1.0%		
UPS, Class B	3,132,800	307,923
		307,923
Airlines 0.5%		
United Continental (1)	3,400,000	159,086
		159,086
Building Products 1.0%		
Masco	7,222,600	172,764
USG (1)	3,933,200	108,124
		280,888

Electrical Equipment 1.5%		
Eaton	2,202,650	139,582
Emerson Electric	5,086,900	318,338
		457,920
Industrial Conglomerates 2.7%		
GE	31,536,500	807,965
		807,965
Machinery 4.1%		
Deere	2,500,000	204,975
Illinois Tool Works	4,987,600	421,053
Joy Global	3,250,000	177,255
Stanley Black & Decker	2,699,300	239,671
Xylem	5,187,554	184,106
		1,227,060
Total Industrials & Business Services		4,155,312
INFORMATION TECHNOLOGY 8.9%		
Communications Equipment 1.7%		
Cisco Systems	10,562,600	265,861
QUALCOMM	3,500,000	261,695
		527,556
Electronic Equipment, Instruments & Components 0.8%		
Corning	12,250,000	236,915
		236,915
IT Services 1.3%		
Computer Sciences	2,328,300	142,376
IBM	750,000	142,372
Western Union	6,500,000	104,260
		389,008

Semiconductor & Semiconductor Equipment 2.3%		
Analog Devices	4,135,000	204,641
Applied Materials	12,594,500	272,167
Texas Instruments	4,586,900	218,749
		695,557
Software 1.2%		
CA	2,500,000	69,850
Microsoft	6,196,200	287,256
		357,106
Technology Hardware, Storage & Peripherals 1.6%		
Apple	2,400,000	241,800
Dell, Acquisition Date: 6/13-10/12/12 Cost $191,025 (3)(6)	16,500,000	226,875
		468,675
Total Information Technology		2,674,817
MATERIALS 4.8%		
Chemicals 1.1%		
El du Pont de Nemours	2,632,900	188,937
Potash Corporation of Saskatchewan	3,750,000	129,600
		318,537
Construction Materials 0.7%		
Vulcan Materials	3,538,800	213,142
		213,142
Containers & Packaging 0.5%		
MeadWestvaco	3,979,600	162,925
		162,925
Metals & Mining 1.3%		
Newmont Mining	5,250,000	121,012

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 31, 1985. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $0 for the period ended September 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers into Level 3 resulted from a lack of observable market data for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014 there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $21,637,579,000. Net unrealized gain aggregated $8,278,116,000 at period-end, of which $9,370,407,000 related to appreciated investments and $1,092,291,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014